Consolidated Statements of Operations and Comprehensive (Loss) Income ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares
Income Statement [Abstract]
Revenue	¥ 284,957	$ 40,135	¥ 245,948	¥ 942,380
Cost of revenue	(243,763)	(34,333)	(221,213)	(835,873)
Gross profit	41,194	5,802	24,735	106,507
Operating expenses:
Sales and marketing expenses	(2,774)	(391)	(13,195)	(64,914)
Product development expenses	(32,142)	(4,527)	(65,971)	(167,530)
General and administrative expenses	(271,448)	(38,232)	(194,962)	(831,358)
Total operating expenses	(306,364)	(43,150)	(274,128)	(1,063,802)
Loss from operations	(265,170)	(37,348)	(249,393)	(957,295)
Other income (expenses):
Interest expense, net	(621)	(88)	(5,140)	(8,317)
Foreign currency exchange (loss) gain, net	333	47	375	(394)
Gain (Loss) on short-term investments	(518)	(73)	363	112
Impairment loss for long-term equity investment	(3,000)	(423)	(8,000)	(26,000)
Impairment loss for equity method investments	(15,279)	(2,152)	(62,623)	(187,329)
Impairment loss for non-current assets			(7,642)	(11,543)
Goodwill impairment	(454)	(64)		(31,188)
Government grants	2,454	346	14,938	22,293
Other income, net	183,490	25,844	87,041	5,618
Share of (loss) profit from equity method investees, net of income tax	442	62	(2,020)	(47)
Gain on subsidiaries written off	3,330	469
Loss before income tax	(94,993)	(13,380)	(232,101)	(1,194,090)
Income tax (expense) benefit	1,889	266	(7,487)	(8,907)
Net loss	(93,104)	(13,114)	(239,588)	(1,202,997)
Net loss (income) attributable to noncontrolling interests	1,351	190	(4,450)	31,832
Net loss attributable to Fangdd Network Group Ltd.	(91,753)	(12,924)	(244,038)	(1,171,165)
Net loss attributable to ordinary shareholders	(91,753)	(12,924)	(244,038)	(1,171,165)
Net loss	(93,104)	(13,114)	(239,588)	(1,202,997)
Other comprehensive (loss) income
Foreign currency translation adjustment, net of tax	(4,319)	(608)	11,036	(7,926)
Total comprehensive loss, net of tax	(97,423)	(13,722)	(228,552)	(1,210,923)
Total comprehensive loss (income) attributable to noncontrolling interests	1,351	190	(4,450)	31,832
Total comprehensive loss attributable to ordinary shareholders	¥ (96,072)	$ (13,532)	¥ (233,002)	¥ (1,179,091)
Net loss per share attributable to ordinary shareholders -
Basic (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ (0.004)	$ (0.001)	¥ (0.12)	¥ (0.58)
Weighted average number of ordinary shares outstanding used in computing net loss per share -
Basic (in Shares)	20,765,256,643	20,765,256,643	2,078,624,721	2,022,446,988